Share Capital and Other Equity Instruments - Schedule of Changes in Issued and Outstanding Common Shares (Details) - CAD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Disclosure of classes of share capital [abstract]
Balance - end of period, Number	31,042,560		29,943,839
Balance - end of period	$ 979,849	$ 979,849	$ 977,261